Net Periodic Pension Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 10,049	¥ 9,410	¥ 8,662
Interest cost	2,324	2,506	2,637
Expected return on plan assets	(3,467)	(3,358)	(3,255)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	1,510	1,140	772
Net periodic pension costs	6,087	5,369	4,487
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	348	293	311
Interest cost	1,667	1,764	1,886
Expected return on plan assets	(1,225)	(1,259)	(1,210)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	422	204	250
Partial settlement of pension plan	451
Net periodic pension costs	¥ 1,672	¥ 1,010	¥ 1,246